Long-Term Debt - Additional Information (Detail) € in Millions				1 Months Ended			12 Months Ended
	Apr. 25, 2018 USD ($)	Apr. 03, 2018 USD ($)	Apr. 03, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Jul. 31, 2016 USD ($)	Feb. 28, 2015 USD ($)	Mar. 31, 2018 USD ($) instrument	Mar. 31, 2017 USD ($) instrument	Mar. 31, 2016 USD ($)	Mar. 31, 2018 EUR (€) instrument	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Number of debt instruments held | instrument							3	2		3
Amounts drawn under credit facilities							$ 380,000,000	$ 395,000,000	$ 528,000,000
Loss on early debt extinguishment							26,100,000	0	0
Repayment of senior unsecured notes							400,000,000	0	$ 0
Senior Unsecured Notes Due 15 February 2023 [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs								6,000,000
Proceeds from long-term borrowings						$ 325,000,000
Interest rate (as percent)						5.875%
Aggregate principal amount after re-offering					$ 400,000,000
Percent of offer price on par value (as percent)						99.213%
Unamortized discount balance								1,900,000
Loss on early debt extinguishment				$ 26,100,000
Redemption premium				19,500,000
Unamortized financing costs				6,600,000
Repayment of senior unsecured notes				400,000,000
Senior Unsecured Notes Due 15 February 2023 Re-offering [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs								1,500,000
Proceeds from long-term borrowings					$ 75,000,000
Interest rate (as percent)					5.875%
Percent of offer price on par value (as percent)					103.00%
Unamortized premium balance								$ 2,000,000
Aggregate Principal Amount of Senior Unsecured Notes [Member] | Level 1 [Member]
Debt Instrument [Line Items]
Estimated fair value of senior unsecured notes							$ 787,500,000
Aggregate Principal Amount of Senior Unsecured Notes [Member] | Subsequent Event [Member] | Global Exchange Market Listing [Member]
Debt Instrument [Line Items]
Proceeds from long-term borrowings	$ 800,000,000
Senior Unsecured Notes Due 15 January 2025 [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs				6,100,000
Proceeds from long-term borrowings				$ 400,000,000
Interest rate (as percent)				4.75%
Debt issuance cost amortization period				7 years
Frequency of payments							Interest is payable semi-annually in arrears on 15 January and 15 July of each year
Senior Unsecured Notes Due15 January 2028 [Member]
Debt Instrument [Line Items]
Unamortized balance of debt issuance costs				$ 6,200,000
Proceeds from long-term borrowings				$ 400,000,000
Interest rate (as percent)							5.00%			5.00%
Debt issuance cost amortization period				10 years
Frequency of payments							Interest is payable semi-annually in arrears on 15 January and 15 July of each year
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt (as percent)							3.20%	2.50%		3.20%
Maximum borrowing capacity											$ 500,000,000.0
Unsecured revolving credit facility, amount of increase											$ 250,000,000.0
Amortization period							5 years
Unamortized balance of debt issuance costs							$ 3,300,000	$ 3,100,000
Amount drawn under line of credit							$ 100,000,000	$ 175,000,000
Credit facility interest rate description							The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%.
Credit facility alternate applicable interest rate, commitment fee (as percent)							0.25%			0.25%
Credit facility alternate applicable interest rate, LIBOR loans (as percent)							1.50%			1.50%
Credit facility alternate applicable interest rate, base rate loans (as percent)							0.50%			0.50%
Debt covenant description in credit facility agreement							The Revolving Credit Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries’ ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum ratio of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF selling, general and administrative (“SG&A”) expenses, all Australian Securities and Investment Commission (“ASIC”)-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest,
Revolving Credit Facility [Member] | Federal Funds [Member]
Debt Instrument [Line Items]
Amount of excess of basis spread (as percent)							0.50%
Percent excess of basis spread (as percent)							1.00%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							1.00%
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Commitment fee percentage (as percent)							0.20%
Revolving Credit Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							1.25%
Revolving Credit Facility [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							0.25%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Commitment fee percentage (as percent)							0.35%
Revolving Credit Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							2.00%
Revolving Credit Facility [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							1.00%
364-Day Term Loan Facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity				$ 646,400,000			$ 630,000,000			€ 525.0
Credit facility interest rate description							The base rate is calculated as the highest of (x) the rate that the administrative agent announces from time to time as its prime lending rate, as in effect from time to time, (y) 1/2 of 1% in excess of the overnight Federal Funds Rate, and (z) LIBOR for an interest period of one month plus 1.00%
Debt covenant description in credit facility agreement							The Term Loan Facility agreement contains certain covenants that, among other things, restrict JHIGL and its restricted subsidiaries' ability to incur indebtedness and grant liens other than certain types of permitted indebtedness and permitted liens, make certain restricted payments, and undertake certain types of mergers or consolidations actions. In addition, the Company: (i) must not exceed a maximum of net debt to earnings before interest, tax, depreciation and amortization, excluding all asbestos-related liabilities, assets, income, gains, losses and charges other than AICF payments, all AICF SG&A expenses, all ASIC-related expenses, all recoveries and asset impairments, and all New Zealand product liability expenses and (ii) must meet or exceed a minimum ratio of earnings before interest,
Debt instrument, term							364 days
Amounts drawn under credit facilities							$ 0
364-Day Term Loan Facility [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Amounts drawn under credit facilities		$ 492,400,000	€ 400.0
364-Day Term Loan Facility [Member] | Federal Funds [Member]
Debt Instrument [Line Items]
Amount of excess of basis spread (as percent)							0.50%
Percent excess of basis spread (as percent)							1.00%
364-Day Term Loan Facility [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							1.00%
364-Day Term Loan Facility [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							1.25%
364-Day Term Loan Facility [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							0.25%
364-Day Term Loan Facility [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							2.00%
364-Day Term Loan Facility [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Credit facility interest rate applicable margins (as percent)							1.00%
Revolving Credit Facility and Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Weighted average interest rate on total outstanding debt (as percent)							4.70%	4.80%		4.70%
Weighted average term of debt							6 years 10 months 12 days	4 years 8 months 12 days